ACQUISITIONS (Details 5) (Business of China-based IT service firms, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			1 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Feb. 28, 2011	Feb. 28, 2011 Contract backlog	Feb. 28, 2011 Customer relationship
ACQUISITIONS
Cash consideration paid		$ 2,500
Intangible assets acquired:
Intangible assets other than goodwill acquired				287	666
Goodwill			1,547
Total			2,500
Total consideration			2,500
Estimated useful life
Estimated useful life				10 months 24 days	4 years 10 months 24 days
Pro forma information summarizing the results of operations
Net revenues	95,387
Net income	$ 6,632
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01